FAIR VALUE MEASUREMENT (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Carrying value as of January 1	$ 15,059	$ 5,915
Acquisition of new subsidiary	28,455	12,583
Repayment of contingent consideration	(8,907)	(2,030)
Exchange differences	177	(1,361)
Net changes in fair value	(399)	(48)
Carrying value as of December 31	$ 34,385	$ 15,059